Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jul. 29, 2023 USD ($)	Aug. 31, 2023 $ / shares	Jul. 31, 2023 USD ($) t $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 30, 2023
Subsequent Event [Line Items]
Convertible preferred stock dividends paid				$ 405	$ 436
Series A Preferred Stock [Member] | Dividend Declared [Member] | Forecast [Member]
Subsequent Event [Line Items]
Dividend declared | $ / shares		$ 0.1615
Subsequent Event [Member] | Secured Loan - Seventhone Corp. [Member]
Subsequent Event [Line Items]
[custom:DebtInstrumentBasisSpreadOnVariableRatePercentage-0]						2.35
Subsequent Event [Member] | Drybulk Joint Venture [Member]
Subsequent Event [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures			$ 6,800
[custom:UltramaxBulkCarrierTon-0] | t			63,520
Payments for Purchase of Other Assets			$ 28,500
Short-Term Bank Loans and Notes Payable			$ 19,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend declared | $ / shares			$ 0.1615
Convertible preferred stock dividends paid			$ 65
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Convertible preferred stock dividends paid	$ 65
Dividend payable date	Aug. 21, 2023
Dividend record of date	Aug. 14, 2023